Equity (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The Company had the following stock purchase warrants outstanding at December 31:

Outstanding
12/31/14	12/31/13	Exercise Price	Expiration	Classification
-	200,000	$1.50	February-14	Equity
-	800,000	$0.70	June-14	Equity
-	1,180,547	$1.42	December-14	Equity
-	2,115,596	$1.42	December-14	Equity
1,070,916	1,070,916	$0.51	February-15	Equity
325,000	325,000	$1.25	February-15	Equity
325,000	325,000	$1.50	February-15	Equity
325,000	325,000	$1.75	February-15	Equity
1,295,138	1,295,138	$0.54	April-15	Equity
100,000	100,000	$0.37	October-15	Equity
1,488,839	1,488,839	$0.60	April-16	Equity
916,665	916,665	$0.50	April-16	Equity
20,000	-	$0.40	June-16	Equity
136,364	136,364	$0.66	February-18	Equity
6,363,638	6,363,638	$0.75	February-18	Equity
5,047,461	5,047,461	$0.65	December-18	Equity*
232,964	-	$0.65	December-18	Equity
2,884,615	-	$0.52	March-19	Liability
1,474,615	-	$0.52	March-19	Liability
3,525,000	-	$0.52	June-19	Liability
1,079,137	1,079,137	$0.70	February-20	Equity
250,000	250,000	$0.70	February-20	Equity
25,115,384	-	$0.52	March-21	Liability
67,500,000	-	$0.52	June-21	Liability
119,475,736	23,019,301

* These warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options outstanding as of December 31, 2014:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
Range of	Number of	Average	Average		Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Prices	Shares	Contract Life	Price	Exercisable	Price

$0.30 - $0.50	3,049,748	8.11	$0.41	954,164	$0.43
$0.51 - $0.75	7,721,900	8.40	$0.60	2,932,999	$0.60
$0.76 - $1.25	805,000	5.40	$0.95	805,000	$0.95
$1.26 - $1.75	1,733,477	3.91	$1.42	1,732,477	$1.42
$1.76 - $2.75	825,500	2.42	$2.32	803,665	$2.32
$2.76 - $4.50	0	0.00	—	0	—
$4.51 - $6.00	70,000	1.03	$5.20	70,000	$5.20

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of service provider warrant activity as of December 31, 2014, and changes during 2014, is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Warrants to Service Providers	Shares	Price	Term	Value

Outstanding at January 1, 2014	1,661,364	$1.24	1.9
Granted	20,000	$0.40
Exercised	0	—
Forfeited or expired	(200,000)	$1.50
Outstanding at December 31, 2014	1,481,364	$1.20	1.3	$0
Exercisable at December 31, 2014	1,471,364	$1.20	1.3	$0

Schedule Of Warrants Outstanding [Table Text Block]
The following table summarizes information about these warrants outstanding as of December 31, 2014:

	Warrants Outstanding			Warrants Exercisable
		Weighted	Weighted		Weighted
Range of	Number of	Average	Average		Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Prices	Shares	Contract Life	Price	Exercisable	Price
$0.30 - $0.50	120,000	0.9	$0.38	110,000	$0.37
$0.51 - $0.75	386,364	4.4	$0.69	386,364	$0.69
$0.76 - $1.25	325,000	0.1	$1.25	325,000	$1.25
$1.26 - $1.75	650,000	0.1	$1.63	650,000	$1.63

Schedule Of Share Based Compensation Expense [Table Text Block]
The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2014	2013
Awards under the 2002 LTIP and 2013 EIP	1,269,150	679,550
Awards outside the equity-based plans	10,145	38,313
	$1,279,295	$717,863
Included in Statements of Operations caption as follows:
Salaries and wages	$1,154,767	$564,737
Consulting expense	10,145	16,278
General and administrative	114,383	136,848
	$1,279,295	$717,863

Incentive Plan [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity under the Plans as of December 31, 2014, and changes during 2014, is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Stock Options	Shares	Price	Term	Value

Outstanding at January 1, 2014	8,520,816	$1.19
Granted	8,462,248	$0.55
Exercised	0	—
Forfeited or expired	(2,777,439)	$1.25
Outstanding at December 31, 2014	14,205,625	$0.80	7.2	$2,000
Exercisable at December 31, 2014	7,298,305	$1.05	5.3	$2,000